SA Large Cap Growth Index Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	99 Months Ended	107 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.72%	17.88%	14.42%	15.06%	14.60%	14.97%	15.17%	14.82%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.18%	15.04%	17.53%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		21.80%	14.65%	16.93%
Performance Inception Date	May 01, 2018
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		21.51%	14.35%	16.64%
Performance Inception Date	May 01, 2018